Cash Convertible Senior Notes and Related Transactions, Carrying Amount Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Principal amount, carrying amount and interest expense of notes
Carrying amount, net of discount	$ 148.0		$ 141.4
Convertible Debt
Principal amount, carrying amount and interest expense of notes
Principal amount	175.0		175.0
Less: unamortized issuance discount	(27.0)		(33.6)
Carrying amount, net of discount	148.0		141.4
Contractual coupon interest	8.4		6.0
Amortization of discount and deferred financing costs	7.8		5.3
Total interest expense	$ 16.2	[1]	$ 11.3	[1]

[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress.